Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000141687
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	Investor Class
Trading Symbol	TRRLX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - Investor Class	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2060 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,349	9,394	9,323
2015	9,617	9,895	9,680
2016	8,889	9,142	8,946
2016	9,653	10,022	9,747
2016	10,044	10,468	10,133
2016	10,064	10,717	10,200
2017	10,773	11,546	10,910
2017	11,356	11,795	11,330
2017	11,769	12,150	11,658
2017	12,402	13,104	12,428
2018	12,659	13,419	12,636
2018	12,649	13,572	12,714
2018	13,011	14,610	13,185
2018	12,328	13,828	12,453
2019	12,783	14,096	12,779
2019	12,652	13,911	12,576
2019	13,296	14,801	13,118
2019	14,027	15,970	14,015
2020	13,418	15,069	13,195
2020	13,418	15,505	13,141
2020	15,273	17,975	14,787
2020	16,377	19,008	15,756
2021	17,752	20,393	16,900
2021	19,139	22,314	18,321
2021	19,943	23,914	18,978
2021	19,501	24,014	18,660
2022	18,536	22,900	18,148
2022	17,260	21,492	17,196
2022	16,336	20,738	16,290
2022	16,980	21,420	16,900
2023	16,896	21,051	17,026
2023	17,307	21,929	17,332
2023	18,476	23,798	18,400
2023	18,643	24,121	18,568
2024	20,509	27,072	20,280
2024	21,346	27,978	20,987
2024	22,514	30,020	22,280
2024	23,310	32,439	22,989
2025	23,107	31,819	22,898
2025	23,418	31,648	23,417

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2060 Fund (Investor Class)	9.71%	11.78%	8.88%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2060 Index (Strategy Benchmark)	11.58	12.25	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,822,172,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 28,637,000
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,822,172 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.2%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141688
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	Advisor Class
Trading Symbol	TRRYX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - Advisor Class	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2060 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,329	9,394	9,323
2015	9,597	9,895	9,680
2016	8,869	9,142	8,946
2016	9,613	10,022	9,747
2016	10,005	10,468	10,133
2016	10,015	10,717	10,200
2017	10,722	11,546	10,910
2017	11,285	11,795	11,330
2017	11,696	12,150	11,658
2017	12,319	13,104	12,428
2018	12,564	13,419	12,636
2018	12,544	13,572	12,714
2018	12,905	14,610	13,185
2018	12,214	13,828	12,453
2019	12,654	14,096	12,779
2019	12,524	13,911	12,576
2019	13,143	14,801	13,118
2019	13,870	15,970	14,015
2020	13,256	15,069	13,195
2020	13,245	15,505	13,141
2020	15,064	17,975	14,787
2020	16,149	19,008	15,756
2021	17,491	20,393	16,900
2021	18,843	22,314	18,321
2021	19,618	23,914	18,978
2021	19,178	24,014	18,660
2022	18,206	22,900	18,148
2022	16,943	21,492	17,196
2022	16,028	20,738	16,290
2022	16,654	21,420	16,900
2023	16,555	21,051	17,026
2023	16,948	21,929	17,332
2023	18,078	23,798	18,400
2023	18,243	24,121	18,568
2024	20,053	27,072	20,280
2024	20,852	27,978	20,987
2024	21,991	30,020	22,280
2024	22,751	32,439	22,989
2025	22,545	31,819	22,898
2025	22,825	31,648	23,417

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2060 Fund (Advisor Class)	9.46%	11.50%	8.60%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2060 Index (Strategy Benchmark)	11.58	12.25	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,822,172,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 28,637,000
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,822,172 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.2%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141689
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	R Class
Trading Symbol	TRRZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - R Class	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2060 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,327	9,394	9,323
2015	9,587	9,895	9,680
2016	8,847	9,142	8,946
2016	9,592	10,022	9,747
2016	9,984	10,468	10,133
2016	9,984	10,717	10,200
2017	10,672	11,546	10,910
2017	11,234	11,795	11,330
2017	11,626	12,150	11,658
2017	12,248	13,104	12,428
2018	12,473	13,419	12,636
2018	12,453	13,572	12,714
2018	12,802	14,610	13,185
2018	12,113	13,828	12,453
2019	12,538	14,096	12,779
2019	12,398	13,911	12,576
2019	13,014	14,801	13,118
2019	13,716	15,970	14,015
2020	13,106	15,069	13,195
2020	13,084	15,505	13,141
2020	14,869	17,975	14,787
2020	15,925	19,008	15,756
2021	17,234	20,393	16,900
2021	18,565	22,314	18,321
2021	19,322	23,914	18,978
2021	18,875	24,014	18,660
2022	17,903	22,900	18,148
2022	16,651	21,492	17,196
2022	15,744	20,738	16,290
2022	16,352	21,420	16,900
2023	16,242	21,051	17,026
2023	16,619	21,929	17,332
2023	17,712	23,798	18,400
2023	17,862	24,121	18,568
2024	19,624	27,072	20,280
2024	20,388	27,978	20,987
2024	21,487	30,020	22,280
2024	22,212	32,439	22,989
2025	21,998	31,819	22,898
2025	22,261	31,648	23,417

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2060 Fund (R Class)	9.19%	11.21%	8.33%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2060 Index (Strategy Benchmark)	11.58	12.25	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,822,172,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 28,637,000
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,822,172 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.2%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244831
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	I Class
Trading Symbol	TRLNX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - I Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2060 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	520,072	520,373	520,694
2/29/24	573,003	584,038	568,698
5/31/24	596,709	603,581	588,535
8/31/24	629,674	647,631	624,786
11/30/24	652,268	699,825	644,683
2/28/25	646,973	686,440	642,117
5/31/25	655,660	682,760	656,667

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2060 Fund (I Class)	9.88%	19.16%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2060 Index (Strategy Benchmark)	11.58	19.27

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,822,172,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 28,637,000
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,822,172 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.2%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless